Progress Payments in Excess of Accumulated Costs With Respect to Projects (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Costs with Respect to Projects in Excess of Progress Payments [Abstract]
Schedule of progress payments in excess of accumulated costs with respect to projects

	December 31,
	2018	2017
	(U.S. dollars in thousands)

Advanced payments from customers	$4,488	$853
Accumulated costs	(1,998)	(547)
Progress payments in excess of accumulated costs with respect to projects	$2,490	$306

Schedule of contract assets and liabilities
	Balance at beginning of year	Additions	Deductions	Balance at end of year
	(U.S. Dollar in thousands)

Year ended December 31, 2017:
Advanced payments from customers	$397	$2,546	$(2,090)	$853
Accumulated costs	(548)	(990)	991	(547)
Progress payments in excess of accumulated costs with respect to projects / (Accumulated costs with respect to Projects in excess of progress payments)	$(151)	$1,556	$(1,099)	$306

Year ended December 31, 2018:
Advanced payments from customers	$853	$3,997	$(362)	$4,488
Accumulated costs	(547)	(1,718)	267	(1,998)
Progress payments in excess of accumulated costs with respect to projects	$306	$2,279	$(95)	$2,490

Schedule of group recognized result of changes in contract asset and the contract liability balances
	Year Ended December 31,
	2018	2017	2016
	(U.S. dollars in thousands)

Revenue recognized in the year from amounts included in the contract liability at the beginning of the year	$253	$397	$3,649